Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting [Abstract]
Segment reporting
17.	Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280, including Consumer Loan Repayment and Collection Management Services, Loan Recommendation Services and Prepaid Payment Network Services.

The following tables present summary information by segment for the years ended December 31, 2023, 2022 and 2021, respectively:

		Year ended December 31, 2021
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	156,062	928,565	1,177,822	-	2,262,449
Cost of revenue and related tax	-	-	34,556	-	34,556
Operating expenses	508,772	20,717	201,483	2,275,887	3,006,859
Income (loss) from operations	(352,710)	907,848	941,783	(2,275,887)	(778,966)
Income tax expense	14,785	109,732	132,827	-	257,344
Net income (loss)	(367,692)	798,054	754,814	(2,278,417)	(1,093,241)
Depreciation and amortization	1,347	9,997	51,627	-	62,971
Capital expenditure	-	-	6,722	-	6,722
Total assets	(3,715,787)	4,011,568	1,629,846	$15,441,081	17,366,708

		Year ended December 31, 2022
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	-	-	161,372	-	161,372
Cost of revenue and related tax	-	-	17,833	-	17,833
Operating expenses	-	244,629	279,717	2,190,200	2,714,546
Loss from operations	-	(244,629)	(136,178)	(2,190,200)	(2,571,007)
Net loss	112	(244,799)	(144,833)	(2,172,387)	(2,561,907)
Depreciation and amortization	-	-	42,676	14,752	57,428
Capital expenditure	-	-	34,346	-	34,346
Total assets	8,328	51,321	1,536,973	13,062,212	14,658,834

		Year ended December 31, 2023
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	-	-	146,554	-	146,554
Cost of revenue and related tax	-	-	12,597	-	12,597
Operating expenses	35,950	7,050	263,315	1,591,197	1,897,512
Loss from operations	(35,950)	(7,050)	(129,358)	(1,591,197)	(1,763,555)
Net loss	(36,020)	(7,084)	(265,830)	(1,594,343)	(1,903,277)
Depreciation and amortization	-	-	21,534	84,108	105,642
Capital expenditure	-	-	23,433	-	23,433
Total assets	36,079	1,054	1,483,926	11,388,080	12,909,139